John Hunt
Direct Line: (617) 439-2194
Fax: (617) 310-9194
E-mail: jhunt@nutter.com

February 21, 2013
0111884-1

Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

Re:	Pear Tree Funds, on behalf of its separate series Pear Tree PanAgora Dynamic Emerging Markets Fund File Number: 811-03790
Ladies and Gentlemen:

Attached please find a Preliminary Proxy Statement and Form of Proxy for Pear Tree Funds relating to its separate series Pear Tree PanAgora Dynamic Emerging Markets Fund.  This Preliminary Proxy Statement is being filed pursuant to Section 14(a) of, and Rule 14a-6(a) under, the Securities Exchange Act of 1934, as amended.  These materials are intended to be filed with the Commission in definitive form pursuant to Rule 14a-6(b), and released to security holders, on March 4, 2013.

Please call me at (617) 439-2194 or Caitlin Urbach at (617) 439-2967 if you have any question concerning this filing.

Very truly yours,

/s/ John Hunt

JH/hex
Attachment
Cc:           Kelly J. Lavari
Caitlin C. Urbach

2175619.1

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